Assets and Liabilities Held for Sale and Discontinued Operations	6 Months Ended
Jun. 30, 2021
Disclosure Of Assets And Liabilities Held For Sale And Discontinued Operations [Abstract]
Assets and Liabilities Held for Sale and Discontinued Operations
3.	Assets and liabilities held for sale and discontinued operations

The Company entered into two share purchase agreements or SPA(s), with Kedrion; the first for the sale of its plasma collection centers operated by Prometic Plasma Resources Inc. and Prometic Plasma Resources USA Inc., and the second for the sale of its Ryplazim® business operated through its subsidiaries PBP, the Company’s plasma-derived therapeutics manufacturing facility and PBT, holder of the biologics license application or BLA for Ryplazim®. This represents the majority of Liminal’s plasma-derived therapeutics segment.

The sale of the plasma collection centers was closed on May 21, 2021. Concurrently with the closing of this transaction, the Company entered into an option agreement or Option which granted to Kedrion the right to acquire the Ryplazim business by June 15, 2021 which was subsequently extended to June 22, 2021. The SPA for the Ryplazim® business was signed on June 22, 2021. The sale of PBP closed on July 9, 2021 and the sale of PBT is to be completed as soon as practicable but after the Company has completed the sale of the PRV it received in connection with the approval of the Ryplazim® BLA. Between the original expiry date of the Option and the sale of PBP, the Company received additional proceeds compensating the Company for the extension of the option and the operating costs of PBP until that date. On August 6, 2021, the Company’s subsidiary, PBT, entered into a definitive agreement to for the sale of the PRV. Pursuant to the terms of the agreement, PBT would receive an upfront payment of US$105 million (US$103.5 million net of selling costs) upon closing of the transaction. The closing is subject to customary closing conditions, including expiration of applicable U.S. antitrust clearance requirements.

As a result of the signing of the SPA for the Ryplazim® business, the assets and liabilities of PBP and PBT also referred to as the disposal group, met the criteria to be classified as held for sale at June 30, 2021. The Company has reclassified all of the assets and liabilities pertaining to the disposal group, whether they were previously classified as current or non-current in the consolidated statements of financial position, under the held for sale lines, presented in the current portion of the consolidated statement of financial position at June 30, 2021. The accumulated other comprehensive loss pertaining to the disposal group was also presented separately.

The major classes of assets, liabilities and accumulated other comprehensive income pertaining to the disposal group and classified as held for sale are as follows:

Accounts receivable	$1,503
Inventories	4,571
Prepaids	322
Other long-term assets	50
Capital assets	9,303
Intangible assets	8,657
Right-of-use assets	3,864
Total assets of disposal group held for sale	28,270

Accounts payable and accrued liabilities	3,151
Current portion of lease liabilities	989
Long-term portion of lease liabilities	3,955
Total liabilities of disposal group held for sale	8,095

Discontinued operations

During the quarter ended March 31, 2021, the Company had determined that the plasma collection activities met the criteria to be presented as discontinued operations for the current quarter and comparative periods. Results of operations and other comprehensive loss of that disposal group had been presented as discontinued operations. Following the signing of the SPA for the Ryplazim® business, the results of PBP and PBT have also been presented as discontinued operations and well as the results of Prometic Biotherapeutics Ltd, a subsidiary that was also part of the plasma-derived therapeutics segment but was not sold and which operations will cease. The revenues and costs relating to these activities were reclassified and presented retrospectively in the consolidated statements of operations, statement of comprehensive loss for the quarters and six months ended June 30, 2021 and 2020 and notes to the interim financial statements as discontinued operations. When presenting the result of discontinued operations, certain adjustments are made to past cost allocations if those costs are expected to be retained by the continuing operations. As such, the results from discontinued operations will not equal the historical losses from the plasma-derived therapeutic segment.

Since the Company’s continuing operations all pertain to the small molecule segment, Liminal will no longer be presenting segmented information.

Previously, on November 25, 2019, the Company sold two subsidiaries in its bioseparations segment, representing the majority of its bioseparations operations and all of the bioseparations revenues. The results of the comparative periods of the business sold have also been presented as discontinued operations, however for the quarter and six months ended June 30, 2020, the results of this discontinued operation were $nil.

The consolidated statement of cash flows were not restated to present the cash flows from the discontinued operations separately as the Company selected to provide this information in the present note.

Results and cash flows from discontinued operations

The net loss from the discontinued operations for the quarters and six months ended June 30, 2021 and 2020 are follows:

	Quarter ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Plasma-derived therapeutics segment:
Revenues	$423	$504	$949	$1,405

Expenses
Cost of sales and other production expenses	750	468	1,456	1,104
Research and development expenses 1)	27,992	11,806	32,355	24,824
Administration expenses	1,095	1,348	2,190	2,943
Gain on foreign exchange	(4)	(27)	(138)	(1)
Finance costs	823	1,565	2,166	2,958
Gain on extinguishment of liabilities	—	—	—	(79)
Current income taxes	1	3	1	3
Loss from discontinued operations, net of income taxes	$(30,234)	$(14,659)	$(37,081)	$(30,347)
1)	The cost of an onerous contract (note 8) is included in research and development expenses for the quarter and six months ended June 30, 2021.

The cash flows from discontinued operations for the quarters and six months ended June 30, 2021 and 2020 are as follows:

	June 30, 2021	June 30, 2020
Bioseparations activities
Cash flows from investing activities	$—	$388
Cash generated during the period	$—	$388

Plasma-derived therapeutic activities
Cash flows from in operating activities 1)	$4,734	$5,265
Cash flows used in financing activities	(3,469)	(3,192)
Cash flows from (used) in investing activities	20,250	(222)
Net effect of currency exchange rate on cash	(31)	89
Cash flows generated during the period	$21,484	$1,940
Total cash flows generated from discontinued operations	$21,484	$2,328

1) When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal Biosciences Inc. to the discontinued operations, are included as part of the operating activities cash flows.

Gain on sale of subsidiaries

The details of the gain on sale of subsidiaries during the quarter ended June 30, 2021 is provided in the table below.

Sale of plasma collection entities
Fair value of the consideration received and receivable	$12,826
Less:
Carrying amount of net assets sold	10,849
Transaction costs	204
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	(44)
Gain on sale of plasma collection entities	1,817

Sale of Ryplazim entities
Fair value of proceeds received or receivable at June 30, 2021	9,084
Less:
Transaction costs	203
Gain on sale of Ryplazim entities recognized at June 30, 2021	8,881
Gain on sale of subsidiaries, net of income taxes $nil	$10,698

The carrying amounts of the assets and liabilities sold as part of the sale of the plasma collection centers are as follows:

Accounts receivable	$137
Inventories	8,441
Prepaids	21
Other long-term assets	54
Capital assets	2,376
Right-of-use assets	2,000
Intangible assets	1,092
Total assets	$14,121
Accounts payable and accrued liabilities	639
Deferred revenue	-
Current portion of lease liabilities	665
Long-term portion of lease liabilities	1,968
Total liabilities	$3,272
Net assets sold	$10,849

In addition to the details above, on July 9, 2021, the Company received US$9.1 million at the closing of the sale of PBP. The PBT sale transaction is not closed as of the date of these interim financial statements. As part of the SPA covering this upcoming transaction, the Company is to receive proceeds of approximately US$5.2 million subject to an adjustment for working capital. Also, prior to the close of the transaction, PBT will need to pay PBP, which is now owned by Kedrion, an amount equivalent to 30% of the net proceeds it receives from the sale of the PRV in compensation for past services.